Note 10 - Income Taxes (Details) - Deferred Taxes (USD $)						12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 State and Local Jurisdiction [Member]	Dec. 31, 2012 Internal Revenue Service (IRS) [Member]	Dec. 31, 2013 Decrease From Sale of State Low Income Housing Tax Credits [Member]	Dec. 31, 2012 Decrease From Sale of State Low Income Housing Tax Credits [Member]	Dec. 31, 2013 Increase for State Low Income Housing Tax Credits Generated [Member]	Dec. 31, 2012 Increase for State Low Income Housing Tax Credits Generated [Member]
Deferred tax assets:
Allowances for loan losses	$ 2,886,592	$ 3,233,920
Writedowns on foreclosed assets held for sale	879,113	897,297
Low Income Housing Tax Credits				1,645,379	740,276
Deferred loan fees/costs	64,886	50,481
Unrealized depreciation on available-for-sale securities	1,471,923
Other	382,723	241,658
	5,685,237	6,809,011
Deferred tax liabilities:
FHLB stock dividends	(68,953)	(120,632)
Unrealized appreciation on available-for-sale securities		(470,326)
Accumulated depreciation	(273,481)	(175,448)
Other	(64,152)	(77,298)
	(406,586)	(843,704)
Deferred tax asset before valuation allowance	5,278,651	5,965,307
Valuation allowance:
Beginning balance		(1,645,379)	(1,708,621)
Valuation Allowance Adjustment						1,719,978	375,415	(74,599)	(312,173)
Ending balance		(1,645,379)	(1,708,621)
Net deferred tax asset	$ 5,278,651	$ 4,319,928